Schedule of Investments (unaudited)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$900	$911,880
Argentina — 1.4%
Telecom Argentina SA, 9.50%, 07/18/31(b)	625	646,875
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)	535	524,166
YPF SA
6.95%, 07/21/27(b)	562	565,372
7.00%, 09/30/33(b)(c)	525	510,235
7.00%, 12/15/47(b)	500	437,200
8.25%, 01/17/34(a)	900	902,250
8.75%, 09/11/31(b)	550	567,325
9.00%, 06/30/29(b)	700	729,531
9.50%, 01/17/31(b)	600	634,710
		5,517,664
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	370,000
3.75%, 10/01/30	500	449,790
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(b)	200	170,376
Franshion Brilliant Ltd., 3.20%, 04/09/26(b)	200	189,455
		1,179,621
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(b)	600	573,378
BBK BSC, 6.88%, 06/06/29(b)	400	405,375
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(b)	400	395,500
		1,374,253
Brazil — 5.0%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(b)	231	230,301
Aegea Finance SARL
6.75%, 05/20/29(b)	200	195,460
9.00%, 01/20/31(b)	200	208,312
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(b)	200	191,450
Ambipar Lux SARL, 9.88%, 02/06/31(b)	200	200,370
Azul Secured Finance LLP
10.88%, 08/28/30(a)	204	134,359
11.93%, 08/28/28(a)	213	199,115
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(b)	200	177,208
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(b)	200	196,694
6.50%, 01/22/30(a)	200	203,308
Banco BTG Pactual SA/Cayman Islands, 5.75%, 01/22/30(b)	200	196,000
Banco do Brasil SA
3.25%, 09/30/26(b)	200	194,232
4.88%, 01/11/29(b)	200	191,850
6.00%, 03/18/31(b)	200	198,040
6.25%, 04/18/30(b)	200	200,600
8.75%, (10-year CMT + 4.398%)(b)(d)(e)	400	402,624
Braskem America Finance Co., 7.13%, 07/22/41(b)	200	167,140
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	400	372,120
4.50%, 01/31/30(b)	200	171,110
5.88%, 01/31/50(b)	200	138,812
7.25%, 02/13/33(b)	400	375,000
8.00%, 10/15/34(b)	200	193,400
Security	Par (000)	Value
Brazil (continued)
BRF SA
4.88%, 01/24/30(b)	$200	$186,785
5.75%, 09/21/50(b)	200	162,500
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(b)	200	181,780
6.50%, 01/11/35(b)	200	189,650
Cosan Luxembourg SA
5.50%, 09/20/29(b)	200	190,900
7.25%, 06/27/31(b)	200	201,640
7.50%, 06/27/30(b)	200	204,560
Cosan Overseas Ltd., 8.25%(b)(d)	100	100,280
CSN Inova Ventures, 6.75%, 01/28/28(b)	200	190,050
CSN Resources SA
4.63%, 06/10/31(b)	200	156,340
5.88%, 04/08/32(b)	200	163,149
8.88%, 12/05/30(b)	200	197,440
Embraer Netherlands Finance BV
5.40%, 02/01/27	130	130,407
7.00%, 07/28/30(b)	200	209,562
FS Luxembourg SARL, 8.88%, 02/12/31(b)	200	203,750
Guara Norte SARL, 5.20%, 06/15/34(b)	160	148,250
GUSAP III LP, 4.25%, 01/21/30(b)	200	187,750
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(b)(e)	200	196,500
4.63%, (5-year CMT + 3.222%)(b)(d)(e)	200	199,750
Klabin Austria GmbH
3.20%, 01/12/31(b)	200	169,780
5.75%, 04/03/29(b)	200	198,360
7.00%, 04/03/49(b)	200	200,720
LD Celulose International GmbH, 7.95%, 01/26/32(b)	200	204,038
MARB BondCo PLC, 3.95%, 01/29/31(b)	200	169,692
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	368	312,791
MercadoLibre Inc., 3.13%, 01/14/31	200	174,008
Minerva Luxembourg SA
4.38%, 03/18/31(b)	400	343,912
8.88%, 09/13/33(b)	200	210,500
Movida Europe SA, 7.85%, 04/11/29(b)	200	170,126
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(b)	200	203,126
Nexa Resources SA, 6.75%, 04/09/34(b)	200	202,500
Petrobras Global Finance BV
5.50%, 06/10/51	160	122,800
5.60%, 01/03/31(f)	250	245,125
6.00%, 01/27/28(f)	295	298,817
6.00%, 01/13/35(f)	200	187,680
6.50%, 07/03/33(f)	300	301,455
6.75%, 01/27/41(f)	150	144,581
6.85%	375	335,906
6.88%, 01/20/40(f)	200	195,790
7.25%, 03/17/44(f)	150	149,675
7.38%, 01/17/27	150	155,579
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(b)	200	199,840
Raizen Fuels Finance SA
5.70%, 01/17/35(b)	200	185,000
6.45%, 03/05/34(b)	200	196,927
6.95%, 03/05/54(b)	200	193,400
Rede D'or Finance SARL
4.50%, 01/22/30(b)	200	181,894
4.95%, 01/17/28(b)	200	193,688
Rumo Luxembourg SARL, 5.25%, 01/10/28(b)	200	195,438

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(b)	$1,101	$1,065,220
Simpar Europe SA, 5.20%, 01/26/31(b)	200	145,750
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	200	187,940
St Marys Cement Inc. Canada, 5.75%, 04/02/34(b)	200	194,150
Suzano Austria GmbH
2.50%, 09/15/28	100	90,094
3.13%, 01/15/32	300	250,500
3.75%, 01/15/31	500	445,750
5.00%, 01/15/30	200	192,672
6.00%, 01/15/29	200	201,740
7.00%, 03/16/47(b)	400	415,500
Suzano International Finance BV, 5.50%, 01/17/27	300	301,200
Trident Energy Finance PLC, 12.50%, 11/30/29(b)	200	210,140
Usiminas International SARL, 7.50%, 01/27/32(a)	200	198,570
Vale Overseas Ltd.
3.75%, 07/08/30	450	414,112
6.13%, 06/12/33	350	356,520
6.40%, 06/28/54(f)	300	296,857
6.88%, 11/21/36	100	106,475
6.88%, 11/10/39(f)	300	318,300
8.25%, 01/17/34(f)	200	233,918
XP Inc., 6.75%, 07/02/29(b)	200	199,142
Yinson Boronia Production BV, 8.95%, 07/31/42(b)	198	206,165
		20,212,411
British Virgin Islands — 0.1%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(b)	200	200,970
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	400	389,380
Canada — 0.1%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(b)(d)(e)	200	194,000
Cayman Islands — 0.6%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(b)	400	397,500
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(b)(d)(e)	400	409,000
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(b)	200	200,658
Doha Finance Ltd., 5.25%, 03/12/29(b)	400	397,752
QNB Finance Ltd., 5.55%, 04/02/29, (1-day SOFR + 1.200%)(e)	1,000	1,005,938
SNB Sukuk Ltd., 5.13%, 02/27/29(b)	200	199,625
		2,610,473
Chile — 3.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(b)(e)	400	407,292
Agrosuper SA, 4.60%, 01/20/32(b)	400	361,376
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	594	437,940
Antofagasta PLC
2.38%, 10/14/30(b)	200	167,418
5.63%, 05/13/32(b)	400	393,396
6.25%, 05/02/34(b)	400	405,720
Banco de Chile, 2.99%, 12/09/31(b)	200	170,937
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	400	339,250
3.50%, 10/12/27(b)(f)	200	192,050
7.50%, , (5-year CMT + 3.767%)(b)(d)(e)	200	196,350
8.75%, (5-year CMT + 4.944%)(b)(d)(e)	400	418,600
Banco Santander Chile, 3.18%, 10/26/31(b)(f)	400	349,900
Security	Par (000)	Value
Chile (continued)
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(b)	$400	$372,960
4.25%, 04/30/29(b)	200	188,240
5.15%, 01/29/50(b)	400	335,624
5.50%, 04/30/49(b)	200	174,908
Cencosud SA
4.38%, 07/17/27(b)	800	783,000
5.95%, 05/28/31(b)	200	200,270
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(b)	600	584,760
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(b)	372	377,294
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(b)	400	341,250
Colbun SA
3.15%, 03/06/30(b)	400	356,000
3.15%, 01/19/32(b)	400	334,880
3.95%, 10/11/27(b)	200	193,476
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(b)	450	370,233
4.75%, 08/01/26(b)	400	398,720
Enel Americas SA, 4.00%, 10/25/26	150	147,471
Enel Chile SA, 4.88%, 06/12/28	600	594,210
Engie Energia Chile SA
3.40%, 01/28/30(b)	200	177,920
6.38%, 04/17/34(b)	400	404,376
Falabella SA, 3.38%, 01/15/32(b)	400	331,800
GNL Quintero SA, 4.63%, 07/31/29(b)	318	312,695
Interchile SA, 4.50%, 06/30/56(b)	700	552,125
Inversiones CMPC SA
3.00%, 04/06/31(b)	400	343,500
3.85%, 01/13/30(b)	400	370,000
4.38%, 04/04/27(b)(f)	200	196,610
6.13%, 06/23/33(b)	400	405,500
6.13%, 02/26/34(b)	200	202,070
Latam Airlines Group SA
7.88%, 04/15/30(b)	705	708,525
13.38%, 10/15/29(b)	400	454,772
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	400	258,008
5.50%, 09/10/34(b)	600	570,600
6.50%, 11/07/33(b)	400	412,400
Telefonica Moviles Chile SA, 3.54%, 11/18/31(b)	300	231,075
		15,525,501
China — 8.8%
Agricultural Bank of China Ltd./New York, 4.95%, 01/24/27, (1-day SOFR Index + 0.630%)(b)(e)	200	200,314
Alibaba Group Holding Ltd.
2.13%, 02/09/31(f)	400	339,344
2.70%, 02/09/41(f)	200	134,788
3.15%, 02/09/51(f)	400	255,108
3.25%, 02/09/61	200	122,598
3.40%, 12/06/27	500	482,935
4.00%, 12/06/37	200	170,980
4.20%, 12/06/47	400	315,780
4.40%, 12/06/57	200	157,578
4.50%, 11/28/34	200	185,148
4.88%, 05/26/30(b)	200	198,819
5.63%, 11/26/54(b)	200	194,044
Amipeace Ltd., 1.75%, 11/09/26(b)	400	379,564
Baidu Inc.
2.38%, 08/23/31	200	169,330
3.63%, 07/06/27	200	195,166
4.38%, 03/29/28	200	196,440

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	$400	$384,380
Bank of China Ltd./New York, 4.63%, 06/26/26(b)	200	199,910
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(b)(d)(e)	600	593,940
Bank of Communications Co. Ltd./Hong Kong, 4.90%, 08/01/27, (1-day SOFR Index + 0.550%)(b)(e)	200	200,063
BOC Aviation Ltd.
2.63%, 09/17/30(b)(f)	600	533,286
3.00%, 09/11/29(b)	500	460,950
3.50%, 09/18/27(b)(f)	600	581,556
3.88%, 04/27/26(b)	700	692,790
4.50%, 05/23/28(b)	400	396,232
BOC Aviation USA Corp.
4.63%, 09/04/31(b)(f)	400	390,956
4.88%, 05/03/33(b)	400	392,240
5.00%, 01/17/29(b)	400	401,324
5.25%, 01/14/30(b)	400	406,552
5.75%, 11/09/28(b)(f)	600	618,900
BOCOM International Blossom Ltd., 1.75%, 06/28/26(b)	200	191,250
Bocom Leasing Management Hong Kong Co. Ltd., 5.03%, 06/26/27, (1-day SOFR Index + 0.680%)(b)(e)	200	200,000
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(b)	200	191,376
CDBL Funding 2, 2.00%, 03/04/26(b)	200	194,000
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(b)	200	192,188
Charming Light Investments Ltd., 4.38%, 12/21/27(b)	200	195,376
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(b)	200	176,166
3.13%, 03/18/30(b)	200	180,184
3.25%, 01/28/27(b)	200	192,702
5.75%, 05/28/29(b)	200	202,412
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(b)	200	196,866
4.75%, 02/21/29(b)	200	195,240
China Construction Bank Corp.
2.45%, 06/24/30, (5-year CMT + 2.150%)(b)(e)	600	594,084
2.85%, 01/21/32, (5-year CMT + 1.400%)(b)(e)	600	577,602
China Construction Bank Corp./Hong Kong, 1.46%, 04/22/26(b)	200	192,412
China Construction Bank Corp/Hong Kong, 4.86%, 07/16/27, (1-day SOFR Index + 0.550%)(b)(e)	400	400,012
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30, (5-year CMT + 2.750%)(b)(e)	200	196,750
China Everbright Bank Co. Ltd./Sydney, 5.01%, 09/20/26, (1-day SOFR Index + 0.630%)(b)(e)	200	200,254
China Everbright Bank Co. Ltd/Hong Kong, 5.02%, 05/14/27, (1-day SOFR Index + 0.520%)(b)(e)	200	199,824
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(b)	200	192,290
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(b)	200	190,816
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(b)	200	175,884
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(b)(d)(e)	200	195,062
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(b)(d)(e)	400	414,500
Security	Par (000)	Value
China (continued)
CICC Hong Kong Finance 2016 MTN Ltd.
5.26%, 01/18/27, (1-day SOFR Index + 0.950%)(b)(e)	$200	$200,840
5.44%, 07/18/26(b)	200	201,625
CITIC Ltd.
2.85%, 02/25/30(b)	200	181,960
2.88%, 02/17/27(b)	400	385,876
3.88%, 02/28/27(b)	200	196,820
CMB International Leasing Management Ltd., 5.21%, 06/04/27, (1-day SOFR + 0.760%)(b)(e)	200	200,304
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(b)	200	201,000
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	200	211,876
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	185,398
3.30%, 09/30/49	200	147,546
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	397,220
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	200	214,688
Coastal Emerald Ltd., 6.50%, (3-year CMT + 4.781%)(b)(d)(e)	200	206,126
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(b)	200	189,500
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(b)	200	194,688
CSCIF Hong Kong Ltd., 5.13%, 05/31/27, (1-day SOFR Index + 0.670%)(b)(e)	200	199,813
CSI MTN Ltd., 5.05%, 10/22/27, (1-day SOFR Index + 0.730%)(b)(e)	200	200,187
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(b)	200	194,610
ENN Energy Holdings Ltd., 4.63%, 05/17/27(b)	200	198,226
Far East Horizon Ltd., 6.63%, 04/16/27(b)	200	201,908
Franshion Brilliant Ltd., 4.25%, 07/23/29(b)	200	167,414
GLP China Holdings Ltd., 2.95%, 03/29/26(b)	200	175,098
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(b)	400	387,000
4.75%, 04/27/27(b)	200	197,000
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(b)	200	191,063
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(b)	200	191,324
2.70%, 01/27/27(b)	200	192,118
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(b)(d)(e)	1,600	1,556,000
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(b)	200	190,154
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	243,825
Industrial & Commercial Bank of China Ltd./Singapore, 4.92%, 10/25/26, (1-day SOFR Index + 0.600%)(b)(e)	200	200,220
JD.com Inc., 3.38%, 01/14/30	200	185,904
Lenovo Group Ltd.
3.42%, 11/02/30(b)	200	179,750
5.83%, 01/27/28(b)	200	202,614
Longfor Group Holdings Ltd., 4.50%, 01/16/28(b)	200	162,144
Meituan
3.05%, 10/28/30(b)	200	177,994
4.50%, 04/02/28(b)	200	196,180
4.63%, 10/02/29(b)	400	390,000
Pioneer Reward Ltd.
2.00%, 04/09/26(b)	200	193,238
5.25%, 08/09/26(b)	200	201,212

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Prosus NV
3.06%, 07/13/31(b)	$1,200	$1,002,756
3.26%, 01/19/27(b)	600	574,128
3.68%, 01/21/30(b)	800	718,248
3.83%, 02/08/51(b)	900	566,154
4.03%, 08/03/50(b)	600	391,878
4.19%, 01/19/32(b)	600	530,064
4.85%, 07/06/27(b)(f)	400	392,648
4.99%, 01/19/52(b)	700	530,467
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(b)	200	177,750
SF Holding Investment Ltd., 2.38%, 11/17/26(b)	200	191,562
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(b)	200	177,500
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	200	173,378
Soar Wise Ltd., 5.15%, 03/18/27(b)	200	201,000
Sunac China Holdings Ltd.
6.75%, 09/30/28, (5.75% cash and 6.75% PIK)(b)(g)(h)	100	8,550
7.00%, 09/30/29, (12.00% PIK)(b)(g)(h)(i)	643	52,145
Tencent Holdings Ltd.
2.39%, 06/03/30(b)(f)	600	527,058
2.88%, 04/22/31(b)	200	176,804
3.24%, 06/03/50(b)	400	263,376
3.58%, 04/11/26(b)	200	196,988
3.60%, 01/19/28(b)(f)	300	290,367
3.68%, 04/22/41(b)	200	155,812
3.84%, 04/22/51(b)(f)	400	294,376
3.93%, 01/19/38(b)	200	169,790
3.94%, 04/22/61(b)	200	143,500
3.98%, 04/11/29(b)(f)	600	579,942
4.53%, 04/11/49(b)(f)	200	167,126
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	169,104
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(b)	200	128,510
Weibo Corp., 3.38%, 07/08/30	200	179,474
West China Cement Ltd., 4.95%, 07/08/26(b)	200	148,438
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	200	173,358
3.38%, 04/29/30(b)	200	182,938
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(b)	200	189,688
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(b)	200	197,920
		35,701,525
Colombia — 3.7%
ABRA Global Finance, 14.00%, 10/22/29(b)	609	596,443
AI Candelaria Spain SA, 5.75%, 06/15/33(b)	400	331,000
Avianca Midco 2 PLC
9.00%, 12/01/28(a)(f)	350	346,281
9.00%, 12/01/28(b)	800	791,500
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(b)(d)(e)	400	357,120
Banco de Bogota SA, 6.25%, 05/12/26(b)	800	801,000
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(e)	400	418,000
Canacol Energy Ltd., 5.75%, 11/24/28(b)	200	118,500
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(b)	400	342,400
Ecopetrol SA
4.63%, 11/02/31(f)	900	749,295
5.88%, 05/28/45(f)	1,300	909,870
5.88%, 11/02/51	450	306,450
6.88%, 04/29/30(f)	1,400	1,377,782
Security	Par (000)	Value
Colombia (continued)
7.38%, 09/18/43	$550	$473,000
7.75%, 02/01/32	800	784,000
8.38%, 01/19/36(f)	1,250	1,213,125
8.63%, 01/19/29	858	908,614
8.88%, 01/13/33	1,540	1,582,427
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	400	345,800
Geopark Ltd., 8.75%, 01/31/30(a)	400	396,800
Gran Tierra Energy Inc., 9.50%, 10/15/29(b)	400	377,000
Grupo Aval Ltd., 4.38%, 02/04/30(b)	600	535,380
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	400	362,516
SierraCol Energy Andina LLC, 6.00%, 06/15/28(b)	400	370,600
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	400	393,500
		15,188,403
Congo, The Democratic Republic — 0.2%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	601,230
Czech Republic — 0.2%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(b)	600	622,878
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(b)	400	404,160
Ghana — 0.4%
Kosmos Energy Ltd., 8.75%, 10/01/31(b)	400	381,500
Tullow Oil PLC, 10.25%, 05/15/26(b)	1,198	1,087,628
		1,469,128
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(b)	1,050	998,550
CT Trust, 5.13%, 02/03/32(b)	600	537,570
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)	600	576,000
Millicom International Cellular SA
4.50%, 04/27/31(b)(f)	800	705,920
6.25%, 03/25/29(b)	360	356,321
		3,174,361
Hong Kong — 3.4%
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(b)(d)(e)	200	194,438
3.20%, 09/16/40(b)(f)	600	446,430
3.38%, 04/07/30(b)	200	186,460
3.60%, 04/09/29(b)	200	190,794
3.90%, 04/06/28(b)	200	194,812
4.50%, 03/16/46(b)	200	173,662
4.88%, 03/11/44(b)	200	183,822
4.95%, 04/04/33(b)	200	197,438
5.38%, 04/05/34(b)	200	200,126
5.40%, 09/30/54(b)	200	185,986
5.63%, 10/25/27(b)	200	204,938
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(b)(e)	250	240,860
Bank of East Asia Ltd. (The)
4.00%, 05/29/30, (5-year CMT + 3.750%)(b)(e)	250	248,077
4.88%, 04/22/32, (5-year CMT + 2.300%)(b)(e)	250	240,020
5.83%, (5-year CMT + 5.527%)(b)(d)(e)	250	244,533
6.75%, 06/27/34, (5-year CMT + 2.550%)(b)(e)	250	247,598

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(b)(d)(e)	$200	$192,250
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(b)	200	194,044
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(b)	200	199,000
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.104%)(b)(d)(e)	250	248,437
6.00%, 12/05/33, (5-year CMT + 1.650%)(b)(e)	250	256,632
FWD Group Holdings Ltd.
7.64%, 07/02/31(b)	200	212,205
8.05%, (5-year CMT + 4.865%)(b)(d)(e)	200	199,375
8.40%, 04/05/29(b)	200	209,710
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(b)	200	194,596
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(b)	200	185,274
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(b)	200	172,438
Hongkong Electric Finance Ltd.
1.88%, 08/27/30(b)	200	170,838
2.88%, 05/03/26(b)	200	195,384
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31(b)	200	166,448
2.88%, 05/27/30(b)	200	178,876
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(b)	200	189,326
Hysan MTN Ltd., 2.82%, 09/04/29(b)	200	176,476
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(b)	200	188,188
JMH Co. Ltd., 2.50%, 04/09/31(b)	200	171,406
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29(b)	200	184,616
Li & Fung Ltd., 5.25%(b)(d)	200	95,438
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(b)	200	169,306
Melco Resorts Finance Ltd.
5.25%, 04/26/26(b)(f)	400	396,500
5.38%, 12/04/29(b)	1,000	917,880
5.63%, 07/17/27(b)(f)	600	585,562
5.75%, 07/21/28(b)(f)	800	764,752
7.63%, 04/17/32(b)	600	598,878
MTR Corp. Ltd., 1.63%, 08/19/30(b)	400	342,252
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(b)(e)	250	249,845
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(b)(d)(e)	400	86,784
4.80%(b)(d)	200	36,162
5.25%, (5-year CMT + 7.889%)(b)(d)(e)	200	51,000
6.25%(b)(d)	200	43,500
NWD MTN Ltd., 4.13%, 07/18/29(b)	200	89,470
Panther Ventures Ltd., 3.50%(b)(d)	200	116,000
PCPD Capital Ltd., 5.13%, 06/18/26(b)	200	174,376
Phoenix Lead Ltd., 4.85%(b)(d)	200	160,000
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(b)(e)	200	182,374
3.13%, 04/14/30(f)	200	182,684
4.88%(b)(d)	200	176,214
Seaspan Corp., 5.50%, 08/01/29(b)	200	184,250
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(b)	200	178,220
2.88%, 01/21/30(b)	200	181,062
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30(b)	200	181,153
Security	Par (000)	Value
Hong Kong (continued)
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(b)	$200	$191,126
		13,800,301
Hungary — 0.2%
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(b)(e)	400	409,580
8.75%, 05/15/33, (5-year CMT + 5.060%)(b)(e)	500	526,405
		935,985
India — 4.4%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(b)	400	401,200
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	400	332,150
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	200	158,376
4.00%, 07/30/27(b)	200	185,100
4.20%, 08/04/27(b)	400	370,320
4.38%, 07/03/29(b)	200	176,756
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	200	190,450
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(b)(d)(e)	200	191,620
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	200	177,858
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	400	388,800
CA Magnum Holdings, 5.38%, 10/31/26(b)	400	391,600
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(b)	195	201,619
Delhi International Airport Ltd.
6.13%, 10/31/26(b)	200	200,800
6.45%, 06/04/29(b)	200	203,250
Diamond II Ltd., 7.95%, 07/28/26(b)	200	203,188
Greenko Dutch BV, 3.85%, 03/29/26(b)	358	349,014
Greenko Power II Ltd., 4.30%, 12/13/28(b)	334	312,991
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(b)(d)(e)	400	382,200
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(b)	400	402,536
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(b)	200	195,298
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	200	194,238
4.00%, 03/18/26(b)	450	445,369
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(b)	400	347,492
3.25%, 02/13/30(b)	200	182,754
3.57%, 01/21/32(b)(f)	400	357,828
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(b)	400	403,500
JSW Hydro Energy Ltd., 4.13%, 05/18/31(b)	295	264,394
JSW Steel Ltd.
3.95%, 04/05/27(b)	200	191,660
5.05%, 04/05/32(b)	200	179,950
Muthoot Finance Ltd., 7.13%, 02/14/28(b)	400	406,875
Network i2i Ltd.
3.98%, (5-year CMT + 3.390%)(b)(d)(e)	400	389,300
5.65%, (5-year CMT + 4.274%)(b)(d)(e)	400	399,125
Oil India International Pte Ltd., 4.00%, 04/21/27(b)	200	195,782
Oil India Ltd., 5.13%, 02/04/29(b)	200	199,426
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(b)	200	196,362
Periama Holdings LLC/DE, 5.95%, 04/19/26(b)	400	399,125
Power Finance Corp. Ltd.
3.35%, 05/16/31(b)	200	177,726
3.95%, 04/23/30(b)(f)	400	372,860
4.50%, 06/18/29(b)	200	193,172
6.15%, 12/06/28(b)	200	205,924

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
REC Ltd.
2.25%, 09/01/26(b)	$200	$191,226
4.75%, 09/27/29(b)	200	195,438
5.63%, 04/11/28(b)	400	404,928
Reliance Industries Ltd.
2.88%, 01/12/32(b)	550	468,666
3.63%, 01/12/52(b)	900	618,592
3.67%, 11/30/27(b)	250	241,813
3.75%, 01/12/62(b)	400	267,424
4.88%, 02/10/45(b)	250	221,273
6.25%, 10/19/40(b)	250	262,657
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(b)	400	372,300
Shriram Finance Ltd.
6.15%, 04/03/28(b)	200	197,750
6.63%, 04/22/27(b)	400	402,200
State Bank of India/London
1.80%, 07/13/26(b)	200	191,228
4.88%, 05/05/28(b)	200	198,594
5.00%, 01/17/29(b)	400	397,520
5.13%, 11/25/29(b)	200	199,308
UPL Corp. Ltd., 4.63%, 06/16/30(b)	200	174,625
Vedanta Resources Finance II PLC
9.25%, 04/23/26(b)	200	201,312
9.48%, 07/24/30(a)	200	199,860
9.85%, 04/24/33(a)	200	201,440
10.88%, 09/17/29(b)	400	416,100
11.25%, 12/03/31(a)	200	212,250
Vedanta Resources Ltd., 13.88%, 12/09/28(b)	12	12,018
Wipro IT Services LLC, 1.50%, 06/23/26(b)	400	381,484
		17,747,994
Indonesia — 2.4%
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(b)	200	195,425
4.30%, (5-year CMT + 3.466%)(b)(d)(e)	600	570,000
5.28%, 04/05/29(b)	400	399,500
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26(b)	400	396,000
Freeport Indonesia PT
4.76%, 04/14/27(b)	700	694,531
5.32%, 04/14/32(b)	1,200	1,178,520
6.20%, 04/14/52(b)	700	689,850
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31(b)	462	295,710
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(b)	1,000	888,750
3.54%, 04/27/32(b)	600	531,264
4.75%, 06/09/51(b)	400	324,076
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	605	611,614
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)	400	423,640
Minejesa Capital BV
4.63%, 08/10/30(b)	859	838,647
5.63%, 08/10/37(b)	800	756,256
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	800	739,280
		9,533,063
Israel — 3.2%
Bank Hapoalim BM, 3.26%, 01/21/32, (5-year CMT + 2.155%)(a)(b)(e)	600	570,000
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.631%)(a)(e)	400	387,320
5.13%, 07/27/27(a)(b)	400	397,000
Security	Par (000)	Value
Israel (continued)
7.13%, 07/18/33, (5-year CMT + 3.466%)(a)(b)(e)	$400	$408,876
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(b)	455	450,450
5.38%, 03/30/28(a)(b)	430	411,725
5.88%, 03/30/31(a)(b)	400	368,000
8.50%, 09/30/33(a)(b)	520	535,766
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	450	443,390
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)	400	397,400
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	350,104
4.25%, 08/14/28(a)(b)	600	573,420
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	395,000
6.75%, 06/30/30(a)(b)	425	415,705
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31, (5-year CMT + 2.250%)(a)(b)(e)	400	382,976
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(f)	500	500,625
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(f)	2,425	2,344,514
4.10%, 10/01/46	1,400	1,019,816
4.75%, 05/09/27(f)	600	590,820
5.13%, 05/09/29(f)	550	537,625
6.75%, 03/01/28(f)	900	922,977
7.88%, 09/15/29(f)	400	431,340
8.13%, 09/15/31	200	223,164
		13,058,013
Ivory Coast — 0.1%
QIB Sukuk Ltd., 4.49%, 09/17/29(b)	600	588,938
Jamaica — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 05/25/27, (2.25% PIK)(h)	1,064	1,061,083
Kazakhstan — 1.3%
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	600	498,000
5.38%, 04/24/30(b)	1,000	973,460
5.75%, 04/19/47(b)	1,200	1,025,664
6.38%, 10/24/48(b)	1,300	1,196,520
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	600	511,128
4.00%, 08/15/26(b)(f)	900	875,700
		5,080,472
Kuwait — 2.0%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(b)	400	385,752
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(b)(e)	400	373,000
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(b)	600	591,258
KFH Sukuk Co., 5.01%, 01/17/29(b)	1,000	994,060
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(b)	400	368,000
4.50%, 02/23/27(b)	400	358,800
MEGlobal BV
2.63%, 04/28/28(b)	600	546,000
4.25%, 11/03/26(b)	1,000	980,937
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	600	611,250
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(e)	1,000	944,688
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(e)	400	403,040

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(b)(d)(e)	$600	$592,500
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	600	570,300
Warba Sukuk Ltd., 5.35%, 07/10/29(b)	400	400,392
		8,119,977
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(b)	800	646,160
5.75%, 08/15/29(b)	1,400	1,090,026
		1,736,186
Macau — 2.4%
Champion Path Holdings Ltd., 4.85%, 01/27/28(b)	500	477,500
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	800	783,250
5.88%, 05/15/26(b)	500	499,375
7.13%, 06/26/31(b)	400	408,284
Sands China Ltd.
2.30%, 03/08/27	600	563,220
2.85%, 03/08/29(f)	600	537,834
3.25%, 08/08/31	500	430,470
4.63%, 06/18/30	600	559,590
5.40%, 08/08/28	1,600	1,592,192
Studio City Finance Ltd.
5.00%, 01/15/29(b)	900	820,125
6.50%, 01/15/28(b)	400	390,000
Wynn Macau Ltd.
5.13%, 12/15/29(b)	800	745,848
5.50%, 10/01/27(b)	600	587,250
5.63%, 08/26/28(b)	1,200	1,159,500
		9,554,438
Malaysia — 1.4%
Axiata SPV2 Bhd
2.16%, 08/19/30(b)	400	342,504
4.36%, 03/24/26(b)	400	396,876
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(b)	800	521,752
CIMB Bank Bhd, 2.13%, 07/20/27(b)	400	376,336
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	800	704,040
Gohl Capital Ltd., 4.25%, 01/24/27(b)	1,200	1,170,120
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	600	584,574
RHB Bank Bhd, 1.66%, 06/29/26(b)	400	381,624
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(b)	600	583,128
4.85%, 11/01/28(b)	700	695,828
		5,756,782
Mexico — 4.7%
Alfa SAB de CV, 6.88%, 03/25/44(b)	200	205,826
Alpek SAB de CV
3.25%, 02/25/31(b)	200	169,625
4.25%, 09/18/29(b)	200	184,840
Alsea SAB de CV, 7.75%, 12/14/26(b)	200	202,106
America Movil SAB de CV
2.88%, 05/07/30	400	357,280
3.63%, 04/22/29	200	188,102
4.38%, 07/16/42	400	336,024
4.38%, 04/22/49	400	326,750
4.70%, 07/21/32	200	191,690
6.13%, 03/30/40	700	719,901
6.38%, 03/01/35	350	369,305
Security	Par (000)	Value
Mexico (continued)
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	$300	$293,719
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(b)(d)(e)	200	191,000
6.63%, (10-year CMT + 5.034%)(b)(d)(e)	200	178,950
7.50%, (10-year CMT + 5.470%)(b)(d)(e)	200	192,840
7.63%, (10-year CMT + 5.353%)(b)(d)(e)	200	197,058
8.38%, (10-year CMT + 7.760%)(b)(d)(e)	200	200,259
8.75%, , (10-year CMT + 4.299%)(b)(d)(e)	200	198,100
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	199,580
7.53%, 10/01/28, (5-year CMT + 2.995%)(b)(e)	400	416,940
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(b)(e)	400	372,000
5.88%, 09/13/34, (5-year CMT + 4.308%)(b)(e)	400	377,500
8.13%, 01/08/39, (5-year CMT + 4.214%)(b)(e)	200	202,500
8.45%, 06/29/38, (5-year CMT + 4.661%)(b)(e)	400	413,100
Becle SAB de CV, 2.50%, 10/14/31(b)	200	159,779
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	200	144,670
5.38%, 01/09/36(b)	200	192,962
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)	556	553,957
Braskem Idesa SAPI
6.99%, 02/20/32(b)	400	311,252
7.45%, 11/15/29(b)(f)	200	167,350
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	200	202,600
Cemex SAB de CV
3.88%, 07/11/31(b)	200	176,250
5.20%, 09/17/30(b)	400	383,000
5.45%, 11/19/29(b)	400	391,520
9.13%, (5-year CMT + 5.157%)(b)(d)(e)	400	412,100
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(b)(d)(e)	200	197,742
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	200	190,665
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(f)	450	353,380
2.75%, 01/22/30	200	179,896
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	154	151,728
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(a)	200	200,396
6.66%, 01/22/37(a)	200	200,360
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	462	448,457
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50(f)	300	214,407
Fresnillo PLC, 4.25%, 10/02/50(b)	400	279,152
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	194,876
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(b)	200	199,750
Grupo Bimbo SAB de CV
4.00%, 09/06/49(b)	200	146,500
4.70%, 11/10/47(b)	200	165,360
4.88%, 06/27/44(b)	200	172,832
Grupo Televisa SAB
5.00%, 05/13/45	200	143,876
5.25%, 05/24/49(f)	200	145,062
6.13%, 01/31/46	200	165,012
6.63%, 01/15/40(f)	400	360,000

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	$200	$187,250
4.75%, 08/06/50(b)	400	300,624
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	200	142,532
4.88%, 01/14/48(b)	200	146,932
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	200	170,626
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	400	298,000
Nemak SAB de CV, 3.63%, 06/28/31(b)	200	153,370
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(b)	200	164,451
4.00%, 10/04/27(b)	200	190,688
5.50%, 01/15/48(b)	200	159,928
5.88%, 09/17/44(b)	200	169,606
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	200	195,510
Southern Copper Corp.
5.25%, 11/08/42	400	361,904
5.88%, 04/23/45	500	483,595
6.75%, 04/16/40	200	213,000
7.50%, 07/27/35	300	339,273
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	347	318,441
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(b)	200	169,500
Trust Fibra Uno
4.87%, 01/15/30(b)	400	362,740
6.39%, 01/15/50(b)	200	155,500
6.95%, 01/30/44(b)	200	171,112
7.38%, 02/13/34(b)	200	196,206
7.70%, 01/23/32(a)	200	202,004
		19,142,678
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(b)	400	394,000
Morocco — 0.8%
OCP SA
3.75%, 06/23/31(b)	700	609,875
5.13%, 06/23/51(b)	600	453,534
6.75%, 05/02/34(b)	1,000	1,017,500
6.88%, 04/25/44(b)	600	579,000
7.50%, 05/02/54(b)	600	606,750
		3,266,659
Netherlands — 0.2%
VEON Holdings BV, 3.38%, 11/25/27(b)	800	711,000
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(b)	400	388,536
9.13%, (5-year CMT + 8.070%)(b)(d)(e)	400	393,524
IHS Holding Ltd.
6.25%, 11/29/28(b)	400	379,375
7.88%, 05/29/30(b)	600	588,000
8.25%, 11/29/31(b)	600	588,000
SEPLAT Energy PLC, 7.75%, 04/01/26(b)	600	596,838
		2,934,273
Oman — 0.3%
Bank Muscat SAOG, 4.75%, 03/17/26(b)	400	395,624
Otel Sukuk Ltd., 5.38%, 01/24/31(b)	400	397,500
Security	Par (000)	Value
Oman (continued)
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(b)	$550	$564,438
		1,357,562
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)	1,138	987,634
Banco General SA, 4.13%, 08/07/27(b)	400	387,448
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)(f)	681	677,050
Sable International Finance Ltd., 7.13%, 10/15/32(b)	800	781,000
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(b)	600	544,500
		3,377,632
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(b)(f)(j)	475	364,656
Peru — 2.1%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(b)(e)(f)	750	737,625
3.25%, 09/30/31, (5-year CMT + 2.450%)(b)(e)	400	378,800
5.80%, 03/10/35, (5-year CMT + 2.240%)(b)(e)	600	586,200
5.85%, 01/11/29(b)(f)	400	406,952
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	200	197,250
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26(b)	600	594,750
Consorcio Transmantaro SA
4.70%, 04/16/34(b)(f)	600	554,625
5.20%, 04/11/38(b)	400	366,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	400	437,920
InRetail Consumer, 3.25%, 03/22/28(b)	600	555,375
Kallpa Generacion SA
4.13%, 08/16/27(b)	600	584,250
5.88%, 01/30/32(a)	335	332,153
Minsur SA, 4.50%, 10/28/31(b)	400	359,000
Niagara Energy SAC, 5.75%, 10/03/34(b)	900	868,500
Peru LNG SRL, 5.38%, 03/22/30(b)	917	851,843
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	400	401,900
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	480	471,000
		8,684,143
Philippines — 1.3%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(b)(d)(e)	600	583,050
JGSH Philippines Ltd., 4.13%, 07/09/30(b)	600	564,000
Manila Water Co. Inc., 4.38%, 07/30/30(b)	400	380,160
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(b)	200	201,938
5.50%, 03/06/34(b)	600	596,100
Petron Corp., 5.95%, (5-year CMT + 7.574%)(b)(d)(e)	400	398,124
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(b)(d)(e)	400	396,000
San Miguel Global Power Holdings Corp.
8.13%, , (1-year CMT + 6.404%)(b)(d)(e)	400	405,600
8.75%, (5-year CMT + 7.732%)(b)(d)(e)	800	829,500
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(b)(d)(e)	600	577,725
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(b)	400	398,124
		5,330,321
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(b)	700	630,000

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
ORLEN SA, 6.00%, 01/30/35(a)	$1,000	$1,001,000
		1,631,000
Qatar — 2.0%
ABQ Finance Ltd., 2.00%, 07/06/26(b)	400	381,964
BBG Sukuk Ltd., 4.56%, 10/09/29(b)	400	393,748
CBQ Finance Ltd.
2.00%, 05/12/26(b)	600	576,563
5.38%, 03/28/29(b)	600	603,564
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(b)(d)(e)	400	388,808
Doha Finance Ltd., 2.38%, 03/31/26(b)	200	193,500
Nakilat Inc., 6.07%, 12/31/33(b)	616	634,426
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	1,000	873,750
3.75%, 06/22/26(b)	400	393,000
3.88%, 01/31/28(b)	600	580,752
4.50%, 01/31/43(b)	400	356,524
4.63%, 10/10/34(b)	400	381,752
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(b)	600	605,160
QNB Finance Ltd.
2.75%, 02/12/27(b)	900	860,625
4.88%, 01/30/29(b)	1,000	991,250
		8,215,386
Saudi Arabia — 4.7%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(b)(d)(e)	200	201,792
Al Rajhi Sukuk Ltd., 4.75%, 04/05/28(b)	400	394,308
Almarai Co. JSC, 5.23%, 07/25/33(b)	200	198,660
ANB Sukuk Ltd., 3.33%, 10/28/30, (5-year CMT + 2.974%)(b)(e)	200	196,750
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	400	379,500
Banque Saudi Fransi, 4.75%, 05/31/28(b)	400	394,124
BSF Finance, 5.50%, 11/23/27(b)	200	201,500
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(b)	200	206,358
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	400	346,750
4.39%, 11/30/46(b)	500	391,875
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(b)	400	397,544
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(b)	400	392,500
6.13%, 02/23/38(b)	400	404,250
6.51%, 02/23/42(b)	600	611,062
Riyad Sukuk Ltd., 3.17%, 02/25/30, (5-year CMT + 1.791%)(b)(e)	400	398,752
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(b)(d)(e)	200	190,188
SA Global Sukuk Ltd.
1.60%, 06/17/26(b)	700	669,816
2.69%, 06/17/31(b)	1,000	866,250
4.75%, 10/02/34(b)	400	387,080
SABIC Capital I BV
2.15%, 09/14/30(b)	200	169,125
3.00%, 09/14/50(b)	200	131,338
SABIC Capital II BV, 4.50%, 10/10/28(b)	400	390,328
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	800	686,248
3.25%, 11/24/50(b)	600	385,638
3.50%, 04/16/29(b)	1,300	1,220,622
3.50%, 11/24/70(b)	800	493,000
4.25%, 04/16/39(b)	1,000	857,500
4.38%, 04/16/49(b)	1,100	872,135
Security	Par (000)	Value
Saudi Arabia (continued)
5.25%, 07/17/34(b)	$600	$593,250
5.75%, 07/17/54(b)	800	747,656
5.88%, 07/17/64(b)	600	556,608
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	200	187,126
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	400	392,500
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(b)	600	596,298
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(b)	200	174,000
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	400	390,250
4.94%, 02/13/29(b)	200	199,750
5.19%, 02/13/34(b)	400	399,500
5.68%, 04/11/53(b)	600	578,700
Saudi Telecom Co., 3.89%, 05/13/29(b)	400	382,000
SNB Funding Ltd.
2.90%, 01/29/27(b)	200	191,318
5.51%, 07/11/29, (1-day SOFR + 1.200%)(b)(e)	200	199,402
SNB Sukuk Ltd., 2.34%, 01/19/27(b)	400	379,124
TMS Issuer SARL, 5.78%, 08/23/32(b)	600	612,564
		19,015,039
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(b)	800	794,216
Singapore — 2.9%
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	800	747,200
1.82%, 03/10/31, (5-year CMT + 1.100%)(b)(e)	400	386,344
3.30%, (5-year CMT + 1.915%)(b)(d)(e)	600	598,980
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(b)(d)(e)	200	109,440
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(b)(e)(f)	800	784,750
4.60%, 06/15/32, (5-year CMT + 1.575%)(b)(e)	600	594,954
5.52%, 05/21/34, (5-year CMT + 1.030%)(b)(e)	400	405,832
Puma International Financing SA, 7.75%, 04/25/29(b)	400	404,500
Sats Treasury Pte Ltd., 4.83%, 01/23/29(b)	400	398,500
Singapore Airlines Ltd.
3.00%, 07/20/26(b)	400	389,700
3.38%, 01/19/29(b)	600	568,878
5.25%, 03/21/34(b)	400	409,928
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	500	571,405
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(b)	600	518,484
2.38%, 10/03/26(b)	400	384,964
2.38%, 08/28/29(b)	600	542,436
3.88%, 08/28/28(b)	400	388,908
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	600	584,436
4.13%, 05/23/26(b)	400	397,280
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	400	384,152
1.75%, 03/16/31, (5-year CMT + 1.520%)(b)(e)	400	385,708
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(e)(f)	800	760,760
3.86%, 10/07/32, (5-year CMT + 1.450%)(b)(e)	800	777,424
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)	400	415,252
		11,910,215

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Slovenia — 0.1%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(b)	$600	$579,936
South Africa — 2.2%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(b)(d)(e)	400	395,000
Anglo American Capital PLC
2.63%, 09/10/30(b)	600	522,372
2.88%, 03/17/31(b)	400	347,164
3.88%, 03/16/29(b)(f)	400	381,052
3.95%, 09/10/50(b)	400	294,272
4.50%, 03/15/28(b)	200	196,308
4.75%, 04/10/27(b)	1,000	993,268
4.75%, 03/16/52(b)	600	500,046
5.50%, 05/02/33(b)	500	497,465
5.63%, 04/01/30(b)	600	607,812
5.75%, 04/05/34(b)	600	605,376
6.00%, 04/05/54(b)	200	198,320
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	200	203,625
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	400	346,000
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(b)	400	403,500
Sasol Financing USA LLC
4.38%, 09/18/26	200	192,126
5.50%, 03/18/31(f)	500	421,565
6.50%, 09/27/28(f)	600	576,294
8.75%, 05/03/29(b)	700	706,251
Stillwater Mining Co.
4.00%, 11/16/26(b)	400	379,252
4.50%, 11/16/29(b)	400	336,500
		9,103,568
South Korea — 3.3%
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(b)(e)	400	385,376
Hyundai Capital Services Inc.
5.13%, 02/05/27(b)	200	200,602
5.13%, 02/05/29(b)	200	199,354
Hyundai Card Co. Ltd., 5.75%, 04/24/29(b)	200	202,876
KEB Hana Bank
1.25%, 12/16/26(b)	400	375,000
3.25%, 03/30/27(b)	400	388,500
Kookmin Bank
1.38%, 05/06/26(b)	200	191,990
2.50%, 11/04/30(b)	400	343,252
4.63%, 04/21/28(b)	200	198,376
Korea Gas Corp.
2.88%, 07/16/29(b)	400	366,956
3.50%, 07/02/26(b)	200	196,502
6.25%, 01/20/42(b)	400	437,536
KT Corp., 4.13%, 02/02/28(b)	200	195,875
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(b)(e)	200	202,312
LG Chem Ltd.
1.38%, 07/07/26(b)	400	379,500
2.38%, 07/07/31(b)	200	167,062
3.63%, 04/15/29(b)	200	187,572
LG Electronics Inc., 5.63%, 04/24/27(b)	200	202,250
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	400	401,124
5.38%, 07/02/29(b)	400	398,656
5.50%, 07/02/34(b)	200	193,308
Security	Par (000)	Value
South Korea (continued)
5.75%, 09/25/28(b)	$400	$405,340
NAVER Corp., 1.50%, 03/29/26(b)	400	383,896
NongHyup Bank, 4.88%, 07/03/28(b)	200	200,250
POSCO
4.88%, 01/23/27(b)	200	199,570
5.75%, 01/17/28(b)	600	612,444
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	200	189,188
3.88%, 03/24/26(b)	200	197,238
4.38%, 04/13/32(b)(f)	400	371,875
4.50%, 04/12/28(b)	200	197,344
5.41%, 10/26/28, (1-day SOFR + 1.080%)(b)(e)	200	202,312
5.75%, 04/15/34(b)	200	199,780
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.064%)(b)(d)(e)	400	385,500
3.34%, 02/05/30, (5-year CMT + 1.500%)(b)(e)(f)	200	199,974
5.00%, 07/24/28(b)	200	199,750
SK Battery America Inc., 4.88%, 01/23/27(b)	200	199,687
SK Hynix Inc.
2.38%, 01/19/31(b)	600	508,746
5.50%, 01/16/27(b)	200	201,538
5.50%, 01/16/29(b)	600	606,348
6.38%, 01/17/28(b)	400	413,252
6.50%, 01/17/33(b)	400	422,624
SK On Co. Ltd., 5.38%, 05/11/26(b)	400	401,750
Woori Bank
2.00%, 01/20/27(b)	200	189,970
4.88%, 01/26/28(b)(f)	400	400,240
6.38%, (5-year CMT + 2.277%)(b)(d)(e)	200	202,300
		13,304,895
Supranational — 0.5%
Africa Finance Corp., 2.88%, 04/28/28(b)	600	547,680
African Export-Import Bank (The), 2.63%, 05/17/26(b)	400	385,396
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(b)	400	358,125
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58(b)(j)	400	500
QIB Sukuk Ltd., 5.58%, 11/22/28(b)	800	815,936
		2,107,637
Switzerland — 0.3%
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	400	356,000
12.00%, 02/15/31(b)	600	615,750
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	400	40,000
		1,011,750
Taiwan — 2.9%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(b)	600	620,052
Foxconn Far East Ltd., 2.50%, 10/28/30(b)	400	348,876
TSMC Arizona Corp.
1.75%, 10/25/26	1,000	951,500
2.50%, 10/25/31	900	774,999
3.13%, 10/25/41(f)	800	607,200
3.25%, 10/25/51(f)	800	571,944
3.88%, 04/22/27	800	786,536
4.13%, 04/22/29(f)	400	390,051
4.25%, 04/22/32	900	862,227
4.50%, 04/22/52(f)	900	817,119
TSMC Global Ltd.
1.00%, 09/28/27(b)	800	727,424
1.25%, 04/23/26(b)	1,000	958,210
1.38%, 09/28/30(b)	1,100	910,932

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Taiwan (continued)
1.75%, 04/23/28(b)	$700	$637,616
2.25%, 04/23/31(b)	1,300	1,113,203
4.63%, 07/22/32(b)	600	588,036
		11,665,925
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(b)	800	807,288
Thailand — 2.5%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(b)(e)	1,000	863,760
3.73%, 09/25/34, (5-year CMT + 1.900%)(b)(e)	900	820,575
4.30%, 06/15/27(b)	600	592,680
4.45%, 09/19/28(b)(f)	600	588,846
5.00%, (5-year CMT + 4.729%)(b)(d)(e)	600	596,460
5.30%, 09/21/28(b)	400	403,208
5.50%, 09/21/33(b)	600	600,990
5.65%, 07/05/34(b)	800	809,288
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(b)	500	427,970
Kasikornbank PCL, 5.46%, 03/07/28(b)	600	606,732
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31, (5-year CMT + 1.700%)(b)(e)	600	576,552
5.28%, (5-year CMT + 4.940%)(b)(d)(e)	400	397,300
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(b)(d)(e)	600	586,200
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(b)	600	389,694
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(b)	400	379,068
3.90%, 12/06/59(b)(f)	400	287,564
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(b)	400	389,484
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)(f)	600	367,728
5.38%, 11/20/48(b)	600	497,628
		10,181,727
Turkey — 4.0%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(b)(e)	200	199,250
7.50%, 01/20/30(b)	400	407,752
9.37%, (5-year CMT + 5.270%)(b)(d)(e)	400	413,500
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(b)	400	348,124
Arcelik A/S, 8.50%, 09/25/28(b)	400	412,104
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(b)	400	399,500
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	400	376,684
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)	600	613,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(b)	400	397,125
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(b)	400	398,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(b)	400	413,624
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(b)	400	400,376
QNB Bank AS, 7.25%, 05/21/29(b)	200	207,938
Sisecam U.K. PLC
8.25%, 05/02/29(b)	600	606,000
8.63%, 05/02/32(b)	600	605,250
Turk Telekomunikasyon AS, 7.38%, 05/20/29(b)	400	407,124
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(b)	300	292,031
7.45%, 01/24/30(a)	400	402,880
7.65%, 01/24/32(a)	200	201,500
Security	Par (000)	Value
Turkey (continued)
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(b)(e)	$400	$403,625
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(e)	400	405,500
8.38%, 02/28/34, (5-year CMT + 4.090%)(b)(e)	400	409,500
Turkiye Is Bankasi AS
7.75%, 06/12/29(b)	400	410,000
9.13%, , (5-year CMT + 4.633%)(a)(d)(e)	200	207,250
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(b)(e)	400	424,750
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(b)	200	197,000
8.99%, 10/05/34, (5-year CMT + 4.669%)(b)(e)	600	623,280
9.00%, 10/12/28(b)	600	638,364
10.12%, (5-year CMT + 5.493%)(b)(d)(e)	400	419,088
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(b)	400	404,625
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(b)	400	397,084
WE Soda Investments Holding PLC
9.38%, 02/14/31(b)	400	410,625
9.50%, 10/06/28(b)	600	618,563
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(b)	400	401,252
7.88%, 01/22/31, (5-year CMT + 7.415%)(b)(e)	400	403,120
9.25%, 10/16/28(b)	400	431,252
9.25%, 01/17/34, (5-year CMT + 5.278%)(b)(e)	400	419,000
9.74%, (5-year CMT + 5.499%)(b)(d)(e)	400	416,876
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(b)	600	613,800
		16,156,816
Ukraine — 0.2%
Metinvest BV, 7.75%, 10/17/29(b)	400	284,000
MHP Lux SA, 6.95%, 04/03/26(b)	500	475,000
		759,000
United Arab Emirates — 4.9%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(b)	400	387,500
5.38%, 07/18/28(b)	200	202,000
5.50%, 01/12/29(b)	200	203,626
8.00%, (5-year CMT + 3.524%)(b)(d)(e)	400	425,000
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(b)	200	182,750
3.40%, 04/29/51(b)	400	275,500
4.00%, 10/03/49(b)	200	154,710
4.38%, 06/22/26(b)	400	397,828
4.38%, 01/24/29(b)	200	195,658
4.38%, 10/09/31(b)	200	190,780
4.70%, 04/24/33(b)	400	385,360
4.75%, 03/09/37(b)	200	187,384
4.88%, 04/23/30(b)	400	396,496
6.50%, 10/27/36(b)	300	326,322
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(b)	300	256,116
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(b)(d)(e)	200	210,187
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	200	203,500
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	200	193,250
5.50%, 05/16/34(b)	200	201,437
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(b)	200	188,250
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(b)	200	206,437
Arada Sukuk Ltd., 8.13%, 06/08/27(b)	200	206,156

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(b)	$200	$194,874
BOS Funding Ltd.
5.25%, 09/12/29(b)	200	193,134
7.00%, 03/14/28(b)	200	204,520
Commercial Bank of Dubai PSC
5.32%, 06/14/28(b)	200	200,750
6.00%, (6-year CMT + 5.597%)(b)(d)(e)	400	398,000
DIB Sukuk Ltd.
1.96%, 06/22/26(b)	400	383,250
2.74%, 02/16/27(b)	400	381,620
4.80%, 08/16/28(b)	200	197,938
5.24%, 03/04/29(b)	200	200,375
5.49%, 11/30/27(b)	400	405,250
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(b)(d)(e)	400	390,375
EI Sukuk Co. Ltd., 5.43%, 05/28/29(b)	400	404,625
Emaar Sukuk Ltd.
3.70%, 07/06/31(b)	200	182,875
3.88%, 09/17/29(b)	400	377,540
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(b)(d)(e)	400	384,000
5.63%, 10/21/27(b)	200	203,250
5.88%, 10/11/28(b)	400	411,300
6.13%, (6-year CMT + 3.656%)(b)(d)(e)	400	399,000
6.13%, (6-year CMT + 5.702%)(b)(d)(e)	200	200,500
Esic Sukuk Ltd., 5.83%, 02/14/29(b)	200	202,000
Fab Sukuk Co. Ltd.
2.59%, 03/02/27(b)	200	191,563
4.58%, 01/17/28(b)	200	198,734
4.78%, 01/23/29(b)	200	198,200
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(b)	400	392,500
4.50%, (5-year CMT + 4.138%)(b)(d)(e)	200	196,500
4.77%, 06/06/28(b)	200	198,860
5.00%, 02/28/29(b)	400	400,752
5.13%, 10/13/27(b)	400	402,752
5.54%, 01/29/29, (1-day SOFR + 1.200%)(b)(e)	200	200,313
5.80%, 01/16/35, (5-year CMT + 1.550%)(b)(e)	200	200,937
6.32%, 04/04/34, (5-year CMT + 1.700%)(b)(e)	400	409,252
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	193	184,993
2.16%, 03/31/34(b)	465	403,687
2.63%, 03/31/36(b)	600	495,000
2.94%, 09/30/40(b)	720	578,850
3.25%, 09/30/40(b)	400	304,040
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(b)(d)(e)	200	205,690
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	200	187,612
4.64%, 05/14/29(b)	200	194,422
5.00%, 06/01/33(b)	200	194,740
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(b)	200	197,856
4.88%, 07/25/33(b)	200	193,500
5.25%, 07/25/34(b)	200	197,562
Mashreqbank PSC
7.13%, (5-year CMT + 2.705%)(b)(d)(e)	200	204,100
7.88%, 02/24/33, (5-year CMT + 3.997%)(b)(e)	200	209,860
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(b)	200	201,250
Security	Par (000)	Value
United Arab Emirates (continued)
National Central Cooling Co. PJSC, 2.50%, 10/21/27(b)	$200	$186,000
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	400	401,220
SF Holding Investment Ltd., 2.88%, 02/20/30(b)	200	180,984
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)(f)	400	356,000
SIB Sukuk Co. III Ltd., 5.25%, 07/03/29(b)	200	200,476
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	184	147,558
		19,907,186
United Kingdom — 3.3%
Avianca Midco 2 PLC, 9.63%, 02/14/30(a)	200	195,900
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	193,748
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	200	192,880
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	200	194,936
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(b)	200	183,626
3.38%, 09/06/49(b)	400	290,376
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(b)	200	178,286
3.38%, 05/08/50(b)	200	144,376
CK Hutchison International 21 Ltd.
1.50%, 04/15/26(b)	200	192,600
2.50%, 04/15/31(b)	400	349,752
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(b)	200	200,250
4.88%, 04/21/33(b)	400	389,352
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	200	204,626
5.50%, 04/26/34(b)	400	404,376
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(b)	305	349,048
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.180%)(b)(e)	200	190,862
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(e)	800	676,008
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(e)	400	346,552
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(e)	200	172,654
4.05%, 04/12/26(b)	600	594,648
4.30%, (5-year CMT + 3.135%)(b)(d)(e)	600	540,750
4.31%, 05/21/30(b)(e)	400	384,496
4.64%, 04/01/31, (1-year CMT + 3.850%)(b)(e)	500	483,090
4.75%, (5-year CMT + 3.805%)(b)(d)(e)	400	348,000
5.30%, 01/09/43(b)	200	185,240
5.69%, 05/14/28, (10-year CMT + 1.050%)(b)(e)	400	404,996
5.91%, 05/14/35, (10-year CMT + 1.450%)(b)(e)	400	402,544
6.00%, (5-year CMT + 5.661%)(b)(d)(e)	400	400,500
6.10%, 01/11/35, (1-year CMT + 2.100%)(b)(e)	200	203,612
6.17%, 01/09/27, (1-year CMT + 2.050%)(b)(e)	1,000	1,010,460
6.19%, 07/06/27, (10-year CMT + 1.850%)(b)(e)	400	406,160
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(e)	800	824,552
6.30%, 07/06/34, (10-year CMT + 2.580%)(b)(e)	400	413,748
7.02%, 02/08/30, (10-year CMT + 2.200%)(b)(e)	200	211,996
7.75%, (5-year CMT + 4.976%)(b)(d)(e)	400	414,000
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(e)	800	852,808
7.88%, (5-year CMT + 3.574%)(b)(d)(e)	200	206,760
		13,338,568
United States — 1.8%
AES Andes SA, 6.30%, 03/15/29(b)	200	201,150

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(b)	$200	$204,560
6.40%, 01/15/34(b)	200	208,450
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(b)	200	196,790
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(b)	200	202,062
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	192,172
GCC SAB de CV, 3.61%, 04/20/32(b)	200	170,540
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	200	184,053
3.00%, 05/15/32	250	210,701
3.63%, 01/15/32	200	176,738
4.38%, 02/02/52	300	224,861
5.13%, 02/01/28	303	303,223
5.50%, 01/15/30(f)	400	400,944
5.75%, 04/01/33	300	300,109
6.50%, 12/01/52(f)	400	407,273
6.75%, 03/15/34	386	409,683
7.25%, 11/15/53	300	334,028
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35(a)(f)	200	202,508
6.38%, 02/25/55(a)	100	101,105
Las Vegas Sands Corp.
3.90%, 08/08/29	800	745,222
5.90%, 06/01/27(f)	500	506,074
6.00%, 08/15/29	400	405,575
6.20%, 08/15/34	400	400,677
Playtika Holding Corp., 4.25%, 03/15/29(b)	390	359,206
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	400	388,920
		7,436,624
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(b)	381	366,471
Zambia — 1.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	1,300	1,291,485
8.63%, 06/01/31(b)	1,200	1,230,000
9.38%, 03/01/29(b)	1,250	1,323,050
		3,844,535
Total Corporate Bonds & Notes — 96.2% (Cost: $404,777,374)		389,951,776
Foreign Government Obligations(k)
South Korea — 1.0%
Industrial Bank of Korea
4.00%, 09/30/29(b)	200	194,056
5.38%, 10/04/28(b)	400	409,124
Korea Electric Power Corp.
4.88%, 01/31/27(b)	600	602,250
5.38%, 04/06/26(b)	200	201,280
5.38%, 07/31/26(b)	600	605,625
Korea Expressway Corp.
1.13%, 05/17/26(b)	200	191,000
5.00%, 05/14/27(b)	400	403,752
Korea Gas Corp.
3.88%, 07/13/27(b)	200	196,284
Security	Par (000)	Value
South Korea (continued)
4.88%, 07/05/28(b)	$200	$200,248
5.00%, 07/08/29(b)	200	200,296
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	400	383,125
4.25%, 07/27/27(b)	600	593,812
		4,180,852
Supranational — 0.7%
Africa Finance Corp.
3.75%, 10/30/29(b)	400	363,008
4.38%, 04/17/26(b)	600	590,724
5.55%, 10/08/29(b)	400	394,376
7.50%, , (5-year CMT + 3.015%)(a)(d)(e)	400	394,624
African Export-Import Bank (The)
3.80%, 05/17/31(b)	800	698,248
3.99%, 09/21/29(b)	600	553,314
		2,994,294
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(b)	200	198,528
Total Foreign Government Obligations — 1.8% (Cost: $7,487,140)		7,373,674
Total Long-Term Investments — 98.0% (Cost: $412,264,514)		397,325,450
	Shares
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(l)(m)(n)	35,136,455	35,154,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(l)(m)	1,400,000	1,400,000
Total Short-Term Securities — 9.0% (Cost: $36,553,727)		36,554,023
Total Investments — 107.0% (Cost: $448,818,241)		433,879,473
Liabilities in Excess of Other Assets — (7.0)%		(28,368,268)
Net Assets — 100.0%		$405,511,205

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Perpetual security with no stated maturity date.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	All or a portion of this security is on loan.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF

(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,100,279	$—	$(3,939,056)(a)	$9,488	$(16,688)	$35,154,023	35,136,455	$57,984 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,180,000	—	(3,780,000)(a)	—	—	1,400,000	1,400,000	23,459	—
				$9,488	$(16,688)	$36,554,023		$81,443	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$389,951,776	$—	$389,951,776
Foreign Government Obligations	—	7,373,674	—	7,373,674
Short-Term Securities
Money Market Funds	36,554,023	—	—	36,554,023
	$36,554,023	$397,325,450	$—	$433,879,473

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® J.P. Morgan EM Corporate Bond ETF

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind

PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
ST	Special Tax